Capital Management (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of classes of share capital [line items]
Issued capital	$ 590
Increase (decrease) through exercise of warrants, equity		$ 0
Issued capital	576
Proceeds from exercise of options	$ 257	$ (940)
Share Capital
Disclosure of classes of share capital [line items]
Number of shares issued but not fully paid	288,416,831	293,703,516
Issued and fully paid up shares, Amount	$ 576	$ 587
Share Capital, Beginning balance	294,931,956	285,475,136
Issue Of Ordinary Shares Pre I P O	372,690	260,099
Repurchase of shares	(6,887,815)	0
Share Capital, Ending balance	288,416,831	293,703,516
Issued capital	$ 590	$ 570
Issue Of Ordinary Shares Pre I P O Amount	1	1
Increase (decrease) through exercise of warrants, equity		16
Purchase of treasury shares	15	0
Issued capital	$ 576	$ 587
Class A Common Shares | Share Capital
Disclosure of classes of share capital [line items]
Number of shares issued but not fully paid	172,183,455	164,649,324
Issued and fully paid up shares, Amount	$ 344	$ 329
Class B Common Shares | Share Capital
Disclosure of classes of share capital [line items]
Number of shares issued but not fully paid	116,233,376	129,054,192
Issued and fully paid up shares, Amount	$ 232	$ 258